Pensions and other post-employment benefits - Impact asset ceiling (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 4,849
Interest expense	(203)	€ (176)	€ (188)
Net defined benefit liability (asset) at end of period	4,433	4,849
Effect of asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(85)	(87)
Interest expense	(1)	(1)
Change in asset ceiling, excluding amounts included in interest expense	(2)	6
Translation differences	(1)	(3)
Net defined benefit liability (asset) at end of period	(89)	(85)	(87)
United States, Pension
Net defined benefit
Net defined benefit liability (asset) at beginning of period	5,500
Net defined benefit liability (asset) at end of period	4,777	5,500
United States, Pension | Effect of asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	0	0
Interest expense	0	0
Change in asset ceiling, excluding amounts included in interest expense	0	0
Translation differences	0	0
Net defined benefit liability (asset) at end of period	0	0	0
United States, OPEB
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(692)
Net defined benefit liability (asset) at end of period	(628)	(692)
United States, OPEB | Effect of asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	0	0
Interest expense	0	0
Change in asset ceiling, excluding amounts included in interest expense	0	0
Translation differences	0	0
Net defined benefit liability (asset) at end of period	0	0	0
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	41
Net defined benefit liability (asset) at end of period	284	41
Other pensions | Effect of asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(85)	(87)
Interest expense	(1)	(1)
Change in asset ceiling, excluding amounts included in interest expense	(2)	6
Translation differences	(1)	(3)
Net defined benefit liability (asset) at end of period	€ (89)	€ (85)	€ (87)